Other Income (Expense), Net - Detail of Other Income (Expense), Net (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2017	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Other Income And Expenses [Abstract]
Foreign currency gains (losses)			$ 286	$ 1,101	$ (10,747)
Loss on extinguishment of debt		$ (1,400)	(16,580)
Loss on early repayment of debt			(6,744)
Transition services agreement income	[1]				4,341
Other			487	773	874
Total other income (expense), net			$ (22,551)	$ 1,874	$ (5,532)

[1]	Agreement entered into with SanDisk (see Note 1(w)).